Earnings / (Loss) per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings / (Loss) per share [Abstract]
Schedule of computation of basic and diluted net earnings / (loss) per share

The following table shows the computation of basic and diluted net earnings / (loss) per share for the Group.

	Unaudited 6 months ended June 30,
Earnings / (Loss) per share	2026	2025
Net loss attributable to WISeKey International Holding Ltd (USD’000)	(9,327)	(4,452)
Effect of potentially dilutive instruments on net loss (USD’000)	n/a	n/a
Net earnings / (loss) attributable to WISeKey International Holding Ltd after effect of potentially dilutive instruments (USD’000)	n/a	n/a

Class A Shares, par value CHF 0.01 and CHF 0.01
Shares used in net loss per Class A Share computation:
Weighted average Class A Shares outstanding - basic	1,632,220	1,600,880
Effect of potentially dilutive equivalent shares	n/a	n/a
Weighted average Class A Shares outstanding - diluted	1,632,220	1,600,880

Net loss per Class A Share
Basic weighted average earnings / (loss) per Class A Share attributable to WISeKey International Holding Ltd (USD)	(0.22)	(0.11)
Diluted weighted average earnings / (loss) per Class A Share attributable to WISeKey International Holding Ltd (USD)	(0.22)	(0.11)

Class B Shares, par value CHF 0.10 and CHF 0.10
Shares used in net earnings / (loss) per Class B Share computation
Weighted average Class B Shares outstanding - basic	4,044,091	4,023,691
Effect of potentially dilutive equivalent shares	n/a	n/a
Weighted average Class B Shares outstanding - diluted	4,044,091	4,023,691

Net earnings / (loss) per Class B Share
Basic weighted average earnings / (loss) per Class B Share attributable to WISeKey International Holding Ltd (USD)	(2.22)	(1.06)
Diluted weighted average earnings / (loss) per Class B Share attributable to WISeKey International Holding Ltd (USD)	(2.22)	(1.06)